Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of the Reconciliation of the Basic and Diluted Weighted Average Number of Shares Outstanding
The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding:

	Years ended
	December 31, 2021	December 31, 2020
Numerator:
Net income	$2,914,659	$319,509
After tax effect of debt interest	2,567	—
Net income after tax effected debt interest	$2,917,226	$319,509

Denominator:
Basic weighted average number of shares outstanding	124,658,891	119,569,705
Effect of dilutive securities(1)	2,705,844	3,893,569
Diluted weighted average number of shares	127,364,735	123,463,274

Net income per share:
Basic	$23.38	$2.67
Diluted	$22.90	$2.59

Common stock equivalents excluded from income per diluted share because they are anti-dilutive	37,530	638,848
(1) Included in the effect of dilutive securities is the assumed conversion of employee stock options, employee RSUs and the Notes. For the year ended December 31, 2020, the Notes have been excluded from the effect of dilutive securities as they were anti-dilutive.